Nicholas Silver Income ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 47.9%	Shares	Value
Materials - 47.9%(a)
Americas Gold & Silver Corp.(b)(c)	36,470	$139,315
Coeur Mining, Inc.(c)	12,251	182,663
Endeavour Silver Corp.(b)(c)	23,969	180,247
First Majestic Silver Corp.(c)	15,072	226,532
Fortuna Mining Corp.(b)(c)	25,684	216,516
Hecla Mining Co.(c)	12,442	175,681
Hycroft Mining Holding Corp.(b)(c)	7,621	148,838
OR Royalties, Inc.(c)	6,358	189,214
Pan American Silver Corp.(c)	2	86
Silvercorp Metals, Inc.(c)	25,024	234,225
SSR Mining, Inc.(c)	9,895	253,510
Wheaton Precious Metals Corp.(c)	1,879	204,867
		2,151,694

TOTAL COMMON STOCKS (Cost $2,415,739)		2,151,694

EXCHANGE TRADED FUNDS - 15.6%	Shares	Value
abrdn Physical Silver Shares ETF(b)(d)	12,732	700,897

TOTAL EXCHANGE TRADED FUNDS (Cost $729,499)		700,897

PURCHASED OPTIONS - 14.0%(b)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 12.5%
abrdn Physical Silver Shares ETF, Expiration: 8/21/2026; Exercise Price: $63.00	$2,124,930	386	15,440
abrdn Physical Silver Shares ETF, Expiration: 8/21/2026; Exercise Price: $35.00	1,425,795	259	512,820
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $37.00	250,038	58	34,800
			563,060

Put Options - 1.5%
Americas Gold & Silver Corp., Expiration: 8/21/2026; Exercise Price: $3.00	139,048	364	2,730
Coeur Mining, Inc., Expiration: 8/7/2026; Exercise Price: $14.50	168,483	113	5,933
Coeur Mining, Inc., Expiration: 8/7/2026; Exercise Price: $14.00	13,419	9	293
Endeavour Silver Corp., Expiration: 8/21/2026; Exercise Price: $5.00	179,728	239	597
First Majestic Silver Corp., Expiration: 8/7/2026; Exercise Price: $14.50	225,450	150	4,500
Fortuna Mining Corp., Expiration: 8/21/2026; Exercise Price: $7.50	215,808	256	3,840
Hecla Mining Co., Expiration: 8/7/2026; Exercise Price: $14.50	162,380	115	11,385
Hecla Mining Co., Expiration: 8/7/2026; Exercise Price: $13.50	12,708	9	387

Hycroft Mining Holding Corp., Expiration: 8/21/2026; Exercise Price: $20.00	$11,718	6	$1,215
Hycroft Mining Holding Corp., Expiration: 8/21/2026; Exercise Price: $19.00	136,710	70	10,675
OR Royalties, Inc., Expiration: 8/21/2026; Exercise Price: $25.00	187,488	63	1,260
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $42.50	228,483	53	4,903
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $41.00	21,555	5	212
Silvercorp Metals, Inc., Expiration: 8/21/2026; Exercise Price: $7.50	234,000	250	2,500
SSR Mining, Inc., Expiration: 8/21/2026; Exercise Price: $25.00	251,076	98	13,720
Wheaton Precious Metals Corp., Expiration: 8/7/2026; Exercise Price: $107.00	196,254	18	3,870
			68,020

TOTAL PURCHASED OPTIONS (Cost $666,294)			631,080

SHORT-TERM INVESTMENTS - 24.6%
Money Market Funds - 24.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(h)	1,105,366	1,105,366

TOTAL SHORT-TERM INVESTMENTS (Cost $1,105,366)		1,105,366

TOTAL INVESTMENTS - 102.1% (Cost $4,916,898)		$4,589,037
Liabilities in Excess of Other Assets - (2.1)%		(96,137)
TOTAL NET ASSETS - 100.0%		$4,492,900

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $828,221.
(d)	All or a portion of the investment is a holding of the Nicholas Silver Income SLVX Cayman Subsidiary.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(h)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

Nicholas Silver Income ETF

Consolidated Schedule of Written Options Contracts

July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (5.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7)%
abrdn Physical Silver Shares ETF, Expiration: 8/21/2026; Exercise Price: $59.00	$(2,124,930)	(386)	$(33,775)

Put Options - (4.7)%
Americas Gold & Silver Corp, Expiration: 8/21/2026; Exercise Price: $4.00	(139,048)	(364)	(17,290)
Coeur Mining, Inc., Expiration: 8/7/2026; Exercise Price: $15.50	(168,483)	(113)	(11,865)
Coeur Mining, Inc., Expiration: 8/7/2026; Exercise Price: $15.00	(13,419)	(9)	(675)
Endeavour Silver Corp., Expiration: 8/21/2026; Exercise Price: $7.50	(179,728)	(239)	(12,548)
First Majestic Silver Corp., Expiration: 8/7/2026; Exercise Price: $15.50	(225,450)	(150)	(11,925)
Fortuna Mining Corp., Expiration: 8/21/2026; Exercise Price: $10.00	(215,808)	(256)	(37,760)
Hecla Mining Co., Expiration: 8/7/2026; Exercise Price: $15.50	(162,380)	(115)	(18,285)
Hecla Mining Co., Expiration: 8/7/2026; Exercise Price: $14.00	(12,708)	(9)	(558)
Hycroft Mining Holding Corp., Expiration: 8/21/2026; Exercise Price: $22.00	(11,718)	(6)	(2,040)
Hycroft Mining Holding Corp., Expiration: 8/21/2026; Exercise Price: $21.00	(136,710)	(70)	(19,075)
OR Royalties, Inc., Expiration: 8/21/2026; Exercise Price: $30.00	(187,488)	(63)	(8,505)
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $44.50	(228,483)	(53)	(10,865)
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $43.00	(21,555)	(5)	(550)
Silvercorp Metals, Inc., Expiration: 8/21/2026; Exercise Price: $10.00	(234,000)	(250)	(26,250)
SSR Mining, Inc., Expiration: 8/21/2026; Exercise Price: $27.00	(251,076)	(98)	(24,745)
Wheaton Precious Metals Corp., Expiration: 8/7/2026; Exercise Price: $110.00	(196,254)	(18)	(6,570)
			(209,506)

TOTAL WRITTEN OPTIONS (Premiums received $308,966)			$(243,281)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.